Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Preferred stock	Treasury Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total DryShips Stockholders Equity	Non-controlling interests
BALANCE value, at Dec. 31, 2014	$ 4,290,388	$ 0			$ 3,256,075	$ (6,622)	$ (256,632)	$ 2,992,821	$ 1,297,567
BALANCE shares, at Dec. 31, 2014		60		(3)
Net income/(loss)	(2,808,086)						(2,847,061)	(2,847,061)	38,975
Issuance of common stock, value (Note 12)	(228)				(228)			(228)
Issuance of preferred stock, value (Note 12)	10,000				10,000			10,000
Issuance of preferred stock, shares (Note 12)			8
Issuance of non-vested shares, shares		0
Conversion of stock, shares converted (Note 12)				0
Issuance of subsidiary shares to non-controlling interest	1,266				(49,444)	169		(49,275)	50,541
Acquisition of Nautilus Offshore Services Inc.					222		(276)	(54)	54
Other comprehensive income	516					401		401	115
Amortization of stock based compensation (Note 13)	9,364				8,523			8,523	841
Deconsolidation of Ocean Rig	(1,361,282)					6,285		6,285	(1,367,567)
Dividends paid	(20,526)								$ (20,526)
BALANCE value, at Dec. 31, 2015	121,412	$ 0			3,225,148	233	(3,103,969)	121,412
BALANCE shares, at Dec. 31, 2015		60	8	(3)
Net income/(loss)	(198,686)						(198,686)	(198,686)
Issuance of common stock, value (Note 12)	14,434	$ 0			14,434			14,434
Issuance of common stock, shares (Note 12)		442
Issuance of preferred stock, value (Note 12)	117,981				117,981			117,981
Issuance of preferred stock, shares (Note 12)			42
Conversion of stock, amount issued (Note 12)	41	$ 0			41			41
Conversion of stock, shares issued (Note 12)		4,209
Conversion of stock, shares converted (Note 12)			(13)
Exchange of Revolving Facility with preferred shares, value (Note 3)	(8,750)				(8,750)			(8,750)
Exchange of Revolving Facility with preferred shares, shares (Note 3)			(8)
Sale of investment in Ocean Rig (Note 3)	(343)					(343)		(343)
Other comprehensive income	110					110		110
Amortization of stock based compensation (Note 13)	3,770				3,770			3,770
Gain/ (Loss) from common control transaction	(195)				(195)			(195)
Dividends paid	0				7,695		(7,695)
BALANCE value, at Dec. 31, 2016	49,774	$ 0			3,360,124	0	(3,310,350)	49,774
BALANCE shares, at Dec. 31, 2016		4,711	29	(3)
Net income/(loss)	(42,544)						(42,544)	(42,544)
Issuance of common stock, value (Note 12)	742,585	$ 1,043			741,542			742,585
Issuance of common stock, shares (Note 12)		104,270,000
Stockholders contribution (Note 12)	2,805						2,805	2,805
Cancellation of treasury shares (Note 12)		(3)		3
Cancellation of Series D Preferred shares (Note 12), value	(8,750)				(8,750)			(8,750)
Cancellation of Series D Preferred shares (Note 12), shares			(29)
Other comprehensive income	0
Premium paid on common control transaction	(29,001)				(29,001)			(29,001)
Amortization of stock based compensation (Note 13)	1,728				1,728			1,728
Gain/ (Loss) from common control transaction	440				440			440
Dividends paid	(10,001)						(10,001)	(10,001)
BALANCE value, at Dec. 31, 2017	$ 707,036	$ 1,043			$ 4,066,083	$ 0	$ (3,360,090)	$ 707,036
BALANCE shares, at Dec. 31, 2017		104,274,708	0	0